Notes Payable to Related Party - Notes Outstanding (Principal and Interest) Including Unamortized Discount, with MTF Related Party (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Convertible Promissory Note			$ 1,479,654
Promissory Note			180,690
Notes payable, Gross	3,747,102		5,095,427
Less: Accrued interest expense	87,774		1,147,610
Notes payable to related party, net of debt discount	3,659,328		3,947,817
Promissory Note One [Member]
Issue Date	Nov. 04, 2008		Nov. 04, 2008
Maturity Date	Mar. 31, 2015	[1]	Mar. 31, 2015	[1]
Interest Rate	PRIME + 3%		PRIME + 3%
Promissory Note			343,429
Promissory Note Two [Member]
Issue Date	Mar. 17, 2009		Mar. 17, 2009
Maturity Date	Mar. 31, 2015	[1]	Mar. 31, 2015	[1]
Interest Rate	PRIME + 8%		PRIME + 8%
Promissory Note			584,745
Promissory Note Three [Member]
Issue Date	Aug. 24, 2009		Aug. 24, 2009
Maturity Date	Mar. 31, 2015	[1]	Mar. 31, 2015	[1]
Interest Rate	LIBOR + 8%		LIBOR + 8%
Promissory Note			23,193
Tranched Promissory Note [Member]
Issue Date	Sep. 30, 2009		Sep. 30, 2009
Maturity Date	Mar. 31, 2015	[1]	Mar. 31, 2015	[1]
Interest Rate	LIBOR + 8%		LIBOR + 8%
Promissory Note			2,570,126
New MTF Convertible Promissory Note [Member]
Issue Date	Sep. 19, 2014		Sep. 19, 2014
Maturity Date	Mar. 31, 2015	[1]	Mar. 31, 2015	[1]
Interest Rate	8.5%		8.5%
Convertible Promissory Note	3,747,102		3,747,102
Bridge Note Net of Discount [Member]
Issue Date	Apr. 29, 2013		Apr. 29, 2013
Maturity Date	Oct. 14, 2014	[1]	Oct. 14, 2014	[1]
Interest Rate	12%		12%
Promissory Note			$ 94,280
Convertible Promissory Note [Member]
Issue Date	Jan. 18, 2008		Jan. 18, 2008
Maturity Date	Mar. 31, 2015	[1]	Mar. 31, 2015	[1]
Interest Rate	PRIME + 1½%		PRIME + 1½%

[1]	(1) As amended.